Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Teekay Tangguh Borrower LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	99.00%
Teekay Tangguh Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	69.00%	69.00%
Teekay BLT Corporation [Member] | Teekay Tangguh Borrower LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	70.00%